Angel Oak Mortgage Trust 2023-5 ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2023050319			Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	The Final XXXis Incomplete	Resolved-The XXXis Present - Due Diligence Vendor-XXX Open-Section X: Declarations of the XXXon page XXXQuestion A: Ownership interest in another property was not completed. - Due Diligence Vendor-XXX		Resolved-The XXX is Present - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050319	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	Missing final XXX Unable to determine XXXfee compliance	Resolved-XXX. xxx Approved by XXXFinding resolved. - Due Diligence Vendor-XXX
Ready for Review-**Waiting for further review. XXXKW**** - Due Diligence Vendor XXX
Ready for Review-XXXis a XXX,  therefore the xxx date on the XXXis the day of signing not thexxxdate. Therefore the XXXprovided showingxxx of XXXis accurate - Seller-XXX
Counter-Provided XXXreflects xxx Date of XXXis not the same date as thexxx Date on XXXof XXX. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Provided XXXreflects xxx Date of XXXis not the same date as the xxx  Date on xxx of XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX

Counter-Certified XXXis missing from file.   - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX
Open-Please provide a copy of final xxx stamped and signed by all parties. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-XXX is a XXX, therefore the xxx date on the xxx is the day of signing not the xxxdate. Therefore the final xxx provided showing xxx date of X/XXXis accurate - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXX

																Resolved-XXX Approved by Client. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050319	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXcoverage does not include xxx	Resolved-Client provided Policy. xxx, page XXXshows Rent loss included. Finding resolved. - Due Diligence Vendor XXX
Ready for Review-Document Uploaded.  - Seller-XXX

Counter-Client provided XXX, but does not reflect the xxx  - Due Diligence Vendor XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Client provided Policy does not reflect the xxxs - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Policy has replacement cost - Seller-XXX
Open-The XXXon page XXXis a Binder only, and does not reflect the xxx statements. The XXXon page XXXdoes not reflect accurate subject property details: XXX(should be XXXunit), year built XXX(should be XXX- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded. xxx has replacement cost - Seller-XX/XX/XXX

																Resolved-Client provided Policy. XXX, page XXX shows Rent loss included. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050319	Closed	XXX	XXX	Resolved	XXX- Information	B	A	Credit	xxx	xxx is Incomplete	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXXATTACHED  - Seller-XXX
														Open-The Lender's version of XXXDisclosure is complete and on page XXXhowever the files does not contain an unexpired Government issued xxx. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Xxx ATTACHED - Seller-XX/XX/XXX		xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050319	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	XXXXX; other monthly expenses.	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. no documents should be needed for condition as they are not the subject property and this is a XXXloan.  - Seller-XXX
														Open-The file does not contain the XXXdeclaration pages for the primary residence or the XXXother rental properties for proper calculation of total monthly debt. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. no documents should be needed for condition as they are not the subject property and this is a xxx loan. - Seller-XX/XX/XXX		xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050528	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	The Final XXXis Incomplete	Resolved-Finding Resolved. Client provided updated XXX copies of xxx's business XXXreflecting the withdrawal of XXXon XXXfrom XXX (xxx - Due Diligence Vendor- XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Gift funds iao XXXremoved from XXX. Gift funds XXXinto XXX) in the amount of XXXare not sourced, need documentation for where these funds came from.  - Due Diligence Vendor- XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX.
Counter-Client provided updated XXX However, Gift Funds in the amount of XXXshown in SectionXXXhas no documentation in file.  Additionally, Gift Funds XXXi XXX) in the amou XXXare not sourced.   - Due Diligence Vendo-XXX

Resolved-Updated XXX received and updated in xxx - Due Diligence Vendor-XXX.
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Asset Section of XXXreflects XXXgifts in the amount of XXX. The XXXmatches up with gift letter on page XXXHowever, the additional gift letters in the amounts of XXXare not shown on the XXX Additionally, no Gift letter is in file to correspond with  XXXGift Funds shown on XXX - Due Diligence Vendor-XXX
Counter-Asset Section of XXXreflects XXXgifts in the amount of XXX.  The XXXmatches up with gift letter on pageXXX However, the additional gift letters in the amounts ofXXX,   are not shown on theXXX  - Due Diligence VendorXXX

Resolved-The XXXis Present - Due Diligence Vendor-XXX
Ready for Review-xxx section appears correct. What specifically needs to be present? - Seller-XXX
Open-Assets are not properly entered on the XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-xxx section appears correct. What specifically needs to be present? - Seller-XX/XX/XXX

Resolved-Finding Resolved. Client provided updated XXX, copies of xxx's business XXX reflecting the withdrawal of XXX on X/XX/XXX from XXX - Due Diligence Vendor-XX/XX/XXXX

 Resolved- - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Updated  XXX received and updated in XXX.  - Due Diligence Vendor-XX/XX/XXXX

 Resolved- - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The  XXX is Present - Due Diligence Vendor-XX/XX/XXX

																	xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050528	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXX(XXX) missing or unexecuted	Resolved-Updated XXXreceived with gift funds of XXXremoved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-xxx listed XXXGift Fund on the XXX. Provide the Gift Letter for the XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Updated XXX received with gift funds of $XX,XXX removed. - Due Diligence Vendor-XX/XX/XXX	xxx_			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050528	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Property	xxx	The xxx was not licensed (Primary Value)	Resolved- - Due Diligence Vendor-XXX
Ready for Review-xxx showed an expiration of XXXmaking the license in effect at time of xxx - SellerXXX
														Open-Primary Value xxx was not xxx prior to the xxx Date or expired prior to the xxx Date - Due Diligence Vendor-XXX	Ready for Review-xxx showed an expiration of X/XX/XXXXmaking the license in effect at time of valuation. - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530			Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Not Provided	Resolved-xxx XXXRace Selection is Provided - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-xxx XXXRace Selection is Not Provided - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-xxx XXX Race Selection is Provided - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Not Provided	Resolved-xxx XXXRace Selection is Provided or is Not Applicable (Number of xxx is XXX) - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-xxx is Not Provided - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-xxx XXX Race Selection is Provided or is Not Applicable (Number of xxxs is XXX) - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	xxx is Missing	Resolved-XXXDocument is Present or Not Applicable - Due Diligence Vendor-XXX
Counter-xxx date on XXXstates XXXwhile XXXand XXXdate on XXXstate XXXplease correct xxx date and send back.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-XXXDocument is Missing Missing XXX. Please provide certified XXXfrom the XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530	Closed	XXX	XXX	Waived	XXX- Non-Material	C	B	Credit	xxx	Audited xxx is less than Guideline Minimum xxx	Waived- - Due Diligence Vendor-XXX
Resolved-Client provided Guideline exception form.  Finding resolved. - Due Diligence Vendor-XXX
Resolved-Client provided Guideline exception form document uploaded resolved  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. exception for xxx attached - Seller-XXX
Open-xxxof XXXis less than the Guideline Minimum Loan Amount of XXX- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. exception for xxx attached - Seller-XX/XX/XXX	Resolved-Client provided Guideline exception form. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Client provided Guideline exception form document uploaded resolved  - Due Diligence Vendor-XX/XX/XXX

																	xxx		FICO over XXX: XXX Reserves over XXX months: XX Xmonths	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes
XXX	2023050530	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	Qualifying xxx % does not match XXXPage xxx %.	Resolved-Received updated XXX Updated XXXscreen. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-The XXXLTV is XXXbut the XXXPage Qualifying xxx is XXX. Please confirm the correct qualifying property value flag was chosen. xxx showing XXX, XXXis showing xxx is XXX- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Received updated XXX. Updated XXX screen. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXunknown	Resolved-Received the calculation used to get XXX - Due Diligence Vendor XXX
Ready for Review-Document Uploaded. see comments on attached XXX- Seller-XXX
														Open-No XXXcalculation worksheet with the file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. see comments on attached XXXX- Seller-XX/XX/XXX	Resolved-Received the calculation used to get xxx - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050530	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	All Interested Parties Not Checked with xxx	Resolved-All Interested Parties Checked against xxx - Due Diligence Vendor-XXX
Resolved-Updated the screen.  They do not screen the XXX.   - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. We do not scree our XXX- Seller-XXX

Open-All Interested Parties Not Checked with xxx Screening for the XXX. Do and his company XXXwas not screened.  Also no screen for xxx.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. We do not scree our credit bureau - Seller-XX/XX/XXX	Resolved-All Interested Parties Checked against xxx - Due Diligence Vendor-XX/XX/XXXX Resolved-Updated the screen. They do not screen the XXX. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050321	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXdiscrepancy or failure.	Resolved-XXXwithin XXX
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-All other monthly payments on XXXare being pulled from the XXX. Gap report shows the Manufacturers xxx as being paid off, this is causing a XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-xxx within XXX% - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050321	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	XXX"Section B. Services You Cannot Shop For / xxx xxx Did Not Shop For" Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
														Open-This loan failed the XXX"Section XXXServices You Cannot Shop For / Services xxx Did Not Shop For" validation test.This loan contains a fee or fees where "XXX" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section XXX. Services You Cannot Shop For / Services xxx Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for xxx for which the consumer cannot shop in accordance with xxxand that are provided by persons other than the xxx or xxx broker. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050321			Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	Notice to xxx is Missing	Resolved-xxx is Present or Not Applicable - Due Diligence Vendor-XXX Open-Notice to XXXis Missing - Due Diligence Vendor-XXX		Resolved-xxx is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323			Closed	XXX	XXX	Waived	XXX- Non-Material	C	B	Credit	xxx	Missing xxx form	Waived- - Due Diligence Vendor-XXX Open-lender exception for XXXover XXXdue to XXX, good residual, XXXFICO, strong reserves and paying debts. - Due Diligence Vendor-XXX					XXX FICO XXX months reserves	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Waived	XXX- Non-Material	C	B	Credit	xxx	Audited XXXExceeds Guideline XXX	Waived-lender exception page XXXfor XXXover XXXdue to XXXgood residual, XXXFICO, strong reserves and paying debts. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Resolved-Received exception to allow XXX> XXX- Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See exception granting XXXin excess of XXX- Seller-XXX
Open-Audited DTI of XXXexceeds Guideline XXXof XXX- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. See exception granting xxx in excess ofX XX% - Seller-XX/XX/XXX	Waived-lender exception page XXX for xxx over XXX due to XXX, good residual, XXX xxx xxx and paying debts. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Received exception to allow xxx > XXX% - Due Diligence Vendor-XX/XX/XXX

																	xxx		XXX FICO XXX months reserves	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Cured	XXX- Non-Material	B	B	Compliance	xxx	xxx That Cannot Decrease Test	Resolvedxxx has passed Statue of Limitations - Due Diligence Vendor XXX
Cured- - Due Diligence Vendor-XXX
Counter-Please confirm if a XXXfor the revised XXXon XXXcan be provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter- The cure for the lender credit violtion more tha XXXdays from thxxx - Due Diligence VendorXXX
Counter-The cure for the lender credit violation is more than XXXdays from the xxx date. Still need revised xxx for XXXXX.  - Due Diligence VendorXXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-On the XXXissued XXX, a lender XXX in the amount of XXXwas added.
On the XXXissued XXXthe lender XXXwas removed.
Lender XXXcannot decrease without a valid xxx ( XXX).
Provide a valid xxx for the decreased ( removed ) lender credit in the amount of XXX.
Need explanation of xxx issued XXXon pg. XXXof the file uploads.  A revised XXXis needed for this XXX.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-on the XXXthere is a lenders credit for XXXthe notes on the cd stated Lender Credits (Includes XXXcredit for increase in xxx legal limit - Due Diligence Vendor-XXX
Ready for Review-XXX, XXX, XXXdo not show lender credits? - Seller-XXX

Open-This loan failed the lender credits that cannot decrease test. ( XXX)The loan contains charges that exceed the xxxdetermination according to XXX. The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated xxx disclosed pursuant to XXXis in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-XXX, XXX, XXX do not show lender credits? - Seller-XX/XX/XXX

																Resolved-xxx has passed Statue of xxx - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	xxx	Resolved-xxx has passed Statue of Limitations - Due Diligence Vendor-XXX
Cured-Loan was cured by client but outside of the timing limit. The loan was sent to the client on XXXbut cure was issued on XXX.  - Due Diligence Vendor-XXX.
Open-The cure for the lender credit violation is more than XXXdays from the closing date. - Due Diligence Vendor-XXX

Resolved-This loan failed the reimbursement date test. (XXX)The reimbursement date is more than XXXcalendar days after the xxx date, or xxx date if no xxx date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under XXX, the creditor complies with XXXif the creditor refunds the excess to the consumer no later than XXXdays after consummation. - Due Diligence Vendor-XXX	Resolved-xxx has passed Statue of xxx - Due Diligence Vendor-XX/XX/XXXX

 Cured-Loan was cured by client but outside of the timing limit. The loan was sent to the client on XX-XX-XXX but cure was issued on XX-XX-XXX.  - Due Diligence Vendor-XX/XX/XXXX

 Resolved-This loan failed the reimbursement date test.  (XXX). The reimbursement date is more than XXX calendar days after the consummation date, orxxx date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX, the creditor complies with XXX, if the creditor refunds the excess to the consumer no later than XXX days after consummation. - Due Diligence Vendor-XX/XX/XXX

																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Non-Material	C	B	Compliance	xxx	Charges That Cannot Increase Test	Resolved-xxx has passed Statue of Limitations - Due Diligence Vendor-XXX
Cured- - Due Diligence Vendor-XXX
Resolved-Resolved per cure letter & proof of funds uploaded in other finding - Due Diligence Vendor-XXX

Open-XXXXXX% tolerance due to added fee Rush Fee on the XXXXX. This fee was added on XXXper xxx  on pg. XXXof the file uploads. Provide the re-disclosedxxx dated XXXto cure the violation. - Due Diligence Vendor-XXX
Open-XXXXXX% tolerance due to added fee Rush Fee  on the XXXXX. This fee was added on XXXper xxx on pg. XXXof the file uploads. Provide the re-disclosed xxx dated XXXto cure the violation.    - Due Diligence Vendor-XXX
														Open-This loan failed the charges that cannot increase test. (XXX)The loan contains charges that exceed the xxx determination according to XXX.One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the XXX that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An xxx disclosed pursuant to XXXis in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX. - Due Diligence Vendor-XXX		Resolved-xxx has passed Statue of Limitations - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved per cure letter & proof of funds uploaded in other finding - Due Diligence Vendor-XX/XX/XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	xxx and Revised xxx Test	Resolved-Resolved with xxx and xxx - Due Diligence Vendor-XXX
Open-Resolved with xxx and xxx  - Due Diligence Vendor-XXX
Resolved-Resolved - Due Diligence Vendor-XXX
														Open-This loan failed the post-consummation cure reimbursement and revised xxx delivery date test. (XXX)The post-consummation reason for redisclosure is "xxx" or:The post-consummation revised xxx delivery date is more than XXXcalendar days after the xxx date, or xxx date if no consummation date was provided; orThe provided xxx date is more than XXXcalendar days after the consummation date, or xxx date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under XXXor XXX, the creditor complies with XXXif the creditor refunds the excess to the consumer no later than XXXdays after consummation, and the creditor complies with XXXif the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXXdays after consummation. - Due Diligence Vendor-XXX		Resolved-Resolved with xxx and refund - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	Qualified xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Non QM does not need to pass qualified mortgage test - Seller-XXX
														Open-This loan failed the qualified mortgage interest only test. (XXX) qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.This loan is an interest only loan or a graduated payment mortgage. - Due Diligence Vendor-XXX	Ready for Review-Non QM does not need to pass qualified mortgage test - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-XXXallowed on non qm transactions with the presence of xxx for xxx - Seller-XXX
Open-This loan failed the XXXhigher-priced mortgage loan test.  (XXX, XXX)
Using the greater of the disclosed XXXand the XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXXprovisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some XXXand XXXmay prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XXX	Ready for Review-xxx allowed on non qm transactions with the presence of xxx for xxx and xxx - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-XXXallowed on xxx with the presence of escrows for xxx - Seller-XXX
														Open-This loan failed the XXX. ( XXX)Using the greater of the disclosed XXXand the calculated XXX, the loan is a XXX, as defined in Regulation XXXprovisions specify that lenders can legally make this type of loan subject to additional requirements in XXXCFR XXX, some XXXand XXXmay prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XXX	Ready for Review-xxx allowed on xxx transactions with the presence of xxx for monthly XXXand xxx - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	Qualified xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-xxx does not need to meet xxx - Seller-XXX
														Open-This loan failed the xxx (XXX) xxx is a covered transaction for which the loan term does not exceed XXXyears.This loan has a loan term of XXXmonths which exceeds the XXX-month loan term limit for qualified mortgages. - Due Diligence Vendor-XXX	Ready for Review-Non QM transaction does not need to meet Qualfiedxxx - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	Qualified xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Non QM does not need to meet xxx for QM rule - Seller-XXX
														Open-This loan does not qualify for a xxx level of compliance with the xxx. ( XXX)This loan does not qualify for a xxx. The loan has an XXXof XXX. The XXXthreshold to qualify for a xxx is XXX. A creditor or assignee of a xxx, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXXor more percentage points for a first-lien covered transaction, or by XXXor more percentage points for a subordinate-lien covered transaction. - Due Diligence Vendor-XXX	Ready for Review-Non QM does not need to meet xxx for QM rule - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050323	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	xxx	Resolved- - Due Diligence Vendor-XXX
Ready for Review-xxx is not a qualified transaction and is not required to meet xxx - Seller-XXX
														Open-This loan failed the qualified mortgage XXXthreshold test. ( XXX)This loan has a qualified mortgage XXXof XXX. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed XXXpercent, calculated in accordance with XXX. - Due Diligence Vendor-XXX	Ready for Review-NON QM transaction is not a qualified transaction and is not required to meet QM xxx threshold - Seller-XX/XX/XXX					XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050327	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	Final XXXDocument is Missing	Resolved-Final xxx -XXXReceived - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Please provide a XXX that is signed and stamped.  - Due Diligence Vendor-XXX
Resolved-XXXDocument is Present or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-XXXDocument is Missing Executed XXXis Missing. Please provide - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX Received - Due Diligence Vendor-XX/XX/XXXX Resolved- - Due Diligence Vendor-XX/XX/XXXX Resolved-XXX Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050325	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	Final XXXDocument is Missing	Resolved-Client provided Certifiedxxx . Finding resolved. - Due Diligence Vendor-XXX

Resolved-XXXDocument is Present or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-XXXDocument is Missing Please provide a stamped true and certified XXXsigned by all parties. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Client provided Certified XXX. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-XXX Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050325	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXExpiration Date is before the xxx Date	Resolved-XXXmissed the xxx dates, was looking at binder dates. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See attached  - Seller-XXX
Open-XXXExpiration Date of XXXis prior to the Note Date of XX-XX-XXXXXXXExpiration Date of XX-XX-XXXXis prioxxx e Date of XX-XX-XXXXthis policy was not effect at the time of closing will need insurance coverage from XX-XX-XXXX- Due Diligence Vendor-XX/XX/XXXX

														Open-XXXExpiration Date of XX-XX-XXXXis prior to the Note Date of XX-XX-XXXX- Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. See attached - Seller-XX/XX/XXX	Resolved-xxx missed the xxx dates, was looking at xxx dates. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050483			Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	The XXXis Not Executed	Resolved- XXXXsigned by broker - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-xxx date final XXX. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX signed by broker - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050483	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	All Interested Parties Not Checked with xxx	Resolved-Received updated report. All clear. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-XXX, XXX, XXX/ closer and Clear capital not screened. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Received updated report. All clear. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050497	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Property	xxx	XXXCompletion Report is not on an as-is basis	Resolved-Updated appraisal tab with updated xxx - Due Diligence Vendor-XX/XX/XXXX

Resolved-Client provided updated xxx  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-Missing XXXCompletion Report, Please Provide - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Updated appraisal tab with updated xxx - Due Diligence Vendor-XX/XX/XXXX Resolved-Client provided updated Appraisal. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050497	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Credit	xxx	XXXMissing	Resolved-Updated the asset tab with the XXX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-Asset XXXChecking XXX, #XXXXXXX.XXXis Missing, Please Provide - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Updated the xxx tab with the XXX- Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050320	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx	Resolved-Customer XXXform received - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open- XXXXindicates xxx . UW indicates that xxx documents are missing. Please provide xxx documents or corrected XXX. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-xxx form received - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050320	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx not properly documented/insufficient	Resolved-Updated bank statements received - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-XXXfor accounts ending in #XXXX& #XXXXare missing from the loan file. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Updated XXX received - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050535	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	XXXDocument is Missing	Resolved-XXXDocument is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Resolved-XXXreceived - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-XXXDocument is Missing - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX Resolved-XXX received - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050329	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	XXXDocument is Missing	Resolved-points and fees entered. finding is resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-xxx transaction xxx are not signed by xxx. xxx  is attached - Seller-XX/XX/XXXX

Counter-Need the signed XXX.  Thanks  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter-Please provide xxx executed XXX. Client provided unexecuted Sellers copy of Master xxx - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter-XXXDocument is Missing - Due Diligence Vendor-XX/XX/XXXX

Open-XXXDocument is Missing - Due Diligence Vendor-XX/XX/XXXX

Open-XXXDocument is Missing xxx. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-XXX transaction XXX are not signed by xxx is attached - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXX

																Resolved-points and fees entered. finding is resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050539	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Less than Subject Lien(s) Total	Resolved-xxx of $XXXXXis equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-Title Coverage Amount of $XXXXXis Less than Total Amount of Subject Lien(s) Amount of coverage on xxx is $XXX,XXX, Amount of Note is $XXX,XXX. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-xxx of $XXX is equal to or greater than Total xxx - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050489			Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	Missing evidence of XXX	Resolved-XXXwas provided and entered into system. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open- - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX was provided and entered into system. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050489	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Not Provided	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-Final XXXXwas provided with Race selected. Updated in system. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-xxx XXXRace Selection is Not Provided Section X-XXXon the final XXXXis incomplete for the co xxx. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved- XXX was provided with Race selected. Updated in system. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050489	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Not Provided	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- XXXXwas provided with Gender selected. Updated in system - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-xxx XXXGender Selection is Not Provided Section X-XXXon the final XXXXis incomplete for the co xxx. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX was provided with Gender selected. Updated in system - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050489	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxx is Not Provided	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- XXXXwas provided with xxx selected. Updated in system - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-xxx Selection is Not Provided Section X-XXXon the XXXXis incomplete for the co xxx. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-XXX was provided with xxx selected. Updated in system - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050537	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	xxxis less than Required xxx	Resolved-XXXCoverage Amount of $XXXXXis equal to or greater than xxx of $XXXXXor Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Property is an attached home -See XXXin file  - Seller-XX/XX/XXXX

														Open-XXXCoverage Amount of $XXXXXis less than Required Coverage Amount of $XXXXXand Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. Property is an attached home -See XXX in file - Seller-XX/XX/XXX	Resolved-XXX Coverage Amount of $XXX is equal to or greater than Required xxxof $XXX or xxx is present xxx is 'No') - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050486	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXis less than XXX	Resolved-Made the XXX. DSCR is X.XXX- Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Market Rent from appraisal $XXXX/ xxx  $XXX.XX
DSCR = X.XXX- Seller-XX/XX/XXXX

														Open-xxx. is thess than the minimum X.XXX- Due Diligence Vendor-XX/XX/XXX	Ready for Review-Market Rent from XXX/ xxx $XXX DSCR = XXX- Seller-XX/XX/XXX	Resolved-Made the XXX DSCR is XXX- Due Diligence Vendor-XX/XX/XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050330	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	Final XXXDocument is Missing	Resolved-Fees entered. Finding is resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-The pdf XXXXattached is the stamped copy. Please scroll to the bottom - Seller-XX/XX/XXXX

Counter-Please provide XXXstamped  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter-The XXXis missing. The document must indicate Final and must have a certified Truexxxp and be signed/dated by the xxx(s). - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-The XXXis missing. The document must indicate Final and must have a certified True xxx and be signed/dated by the xxx(s). - Due Diligence Vendor-XX/XX/XXX	Ready for Review-The pdf XXX attached is the xxx. Please scroll to the bottom - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded.  - Seller-XX/XX/XXX

																Resolved-Fees entered. Finding is resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050330	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	The XXXis Incomplete	Resolved-Client provided initial XXXdocument uploaded resolved - Due Diligence Vendor-XX/XX/XXXX

Resolved-Client provided final XXXdocument uploaded resolved  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Declarations are complete on  XXX- Seller-XX/XX/XXXX

														Open- xxx are incomplete - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Declarations are complete on XXX- Seller-XX/XX/XXX	Resolved-Client provided XXX document uploaded resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-Client provided XXX document uploaded resolved - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050330	Closed	XXX	XXX	Resolved	XXX- Information	D	A	Compliance	xxx	The XXXis Incomplete	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-The  XXXis Incomplete Section Xa. xxx and Section Xa.
														Declarations are incomplete Also states joint application, however only information for the one xxx. There is a XXXon file that states individual however most is incomplete. Need the updated final XXX. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved- - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050330	Closed	XXX	XXX	Resolved	XXX- Information	B	A	Credit	xxx	XXXis Missing	Resolved-Client provided XXX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open- XXXstates XXXxxxs, however only has the one xxx on the XXX. Thank you - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Client provided XXXX - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050488	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	Qualifying xxx % does not match XXXPage xxx %.	Resolved-Corrected XXXuploaded reflects XXX% LTV. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-The Diligence Final Look Page Qualifying LTV is XX% but the XXXXPage Qualifying LTV is XX.XX%.  Please confirm the correct qualifying property value flag was chosen.
														Please provide updated XXXto show correct LTV - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Corrected XXX uploaded reflects XXX% LTV. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050493	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Compliance	xxx	Missing page of XXX	Resolved-True and Certified signed XXXprovided. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

														Open-Please provide a true and certify and signed XXX- Due Diligence Vendor-XX/XX/XXX		Resolved-True and Certified signedxxx provided. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050491	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	XXXincomplete	Resolved-Full xxx is Provided - Due Diligence Vendor-XX/XX/XXXX

Resolved-updated credit screen - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-xxx incomplete Please provide updated xxx which reflects XXXscores. Thank you. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXX	Resolved-Full xxx is Provided - Due Diligence Vendor-XX/XX/XXXX Resolved-updated credit screen - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050492	Closed	XXX	XXX	Resolved	XXX- Information	C	A	Credit	xxx	Missing proof of XXX	Resolved-Invoice provided matches xxx. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-XX/XX/XXXX

														Open-XXXin file shows a premium of XXX.XX, please provide updated invoice showing the premium listed on the xxx/ xxx - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. Document Uploaded. - Seller-XX/XX/XXX	Resolved-Invoice provided matches xxx. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050492	Closed	XXX	XXX	Resolved	XXX- Information	B	A	Credit	xxx	XXXis Missing	Resolved-XXXXuploaded. XXXXscreen updated. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. XXXcomments on XXXX-there is no worksheet  - Seller-XX/XX/XXXX

														Open-Please provide updated final XXXas xxx is not matching also DSCR Worksheet with calculation is not provide. - Due Diligence Vendor-XX/XX/XXX	Ready for Review-Document Uploaded. xxx comments on XXXX-there is no worksheet - Seller-XX/XX/XXX	Resolved-XXX uploaded. XXX screen updated. Finding resolved. - Due Diligence Vendor-XX/XX/XXX	xxx			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023050040	Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	xxxDoes Not Meet Guideline Requirements	Waived- xxx's exception was approved with Reserves and Landlord Experience. Page XXX- Due Diligence Vendor-XX/XX/XXXX

Waived-xxx's exception was approved with Reserves and Landlord Experience. Page XXX- Due Diligence Vendor-XX/XX/XXX	Waived-xxxon was approved with Reserves and Landlord Experience. Page XXX- Due Diligence Vendor-XX/XX/XXXX

 Waived-xxx  was approved with Reserves and Landlord Experience. Page XXX- Due Diligence Vendor-XX/XX/XXX

																			Landlord experience. FICO XXX	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050268	Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	XXXis less than XXX	Waived-xxx rate is less than XXX. Lender exception provided on page XXX. Exception given due to Verified Reserves are XXXmonths, Qualifying LTV is XXX% and XXXlast XXXmonths. - Due Diligence Vendor-XX/XX/XXX	Waived-DSCR rate is less than XXX. Lender exception provided on page XXX. Exception given due to Verified Reserves are XXX months, Qualifying LTV is XXX% and XXX last XXX months. - Due Diligence Vendor-XX/XX/XXX

																			Exception given due to Verified Reserves are XXX months, Qualifying LTV is XXX% and XXX last XXX months.	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050273	Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	Audited xxx is less than Guideline xxx	Waived-Audited FICO of XXXis less than Guideline FICO of XXXException is Provided in Pg: XXX, XXX.
Exception Type: Other.
Guideline: FICO scores in the xxx must match the corresponding FICO scores in the system.
Rationale: Credit Score were updated and match. - Due Diligence Vendor-XX/XX/XXX	Waived-Audited FICO of XXX is less than Guideline FICO of XXX Exception is Provided in Pg: XXX, XXX.
Exception Type: Other.
Guideline: FICO scores in the xxx must match the corresponding FICO scores in the system.
Rationale: Credit Score were updated and match. - Due Diligence Vendor-XX/XX/XXX

																			Compensating Factors: Reserves: Verified Reserves are XXX. xxx: XXX- Last XXX months.	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050269			Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	XXXis less than XXX	Waived-As per Guidelines Minimum Guidelines is XXX. But when calculated xxx it will come XXX. So we have Loan Exception doc is on page # XXX. - Due Diligence Vendor-XX/XX/XXX		Waived-As per Guidelines Minimum Guidelines is XXX. But when calculatedxxx it will come XXX. So we have Loan Exception doc is on page # XXX. - Due Diligence Vendor-XX/XX/XXX			Exception Granted to Proceed with xxx below XXX%. And Reserves: Verified Reserves are XXX. and xxx: XXX- Last XXX Months	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050269			Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	xxx does not meet guidelines	Waived-Exception granted to Proceed with XXXon Consumer XXX- Tradeline Limit $XXX, balance XXXand current. - Due Diligence Vendor-XX/XX/XXX		Waived-Exception granted to Proceed with XXX on Consumer XXX- Tradeline Limit $XXX, balance XXX and current. - Due Diligence Vendor-XX/XX/XXX			Compensating Factors: Reserves: Verified Reserves are XXX xxx: XXX- Last XXX month	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050271			Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	xxx does not meet guidelines	Waived-XXXday delay in past XXXmonths - Due Diligence Vendor-XX/XX/XXXX Waived-XXXday delay in past XXXmonths - Due Diligence Vendor-XX/XX/XXX		Waived-XXX day delay in past XXX months - Due Diligence Vendor-XX/XX/XXXX Waived-XXX day delay in past XXX months - Due Diligence Vendor-XX/XX/XXX			Verified reserves XXX months, Qualifying LTV is XX.XXX	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2023050275			Closed	XXX	XXX	Waived	XXX- Non-Material	B	B	Credit	xxx	XXXis less than XXX	Waived-Exception Approval in File Pg: XXX. Exception Type: Program - DSCR. Guideline: XXX% Actual: XXX% Rationale: Exception Granted to Proceed with XXX% DSCR. - Due Diligence Vendor-XX/XX/XXX		Waived-Exception Approval in File Pg: XXX. Exception Type: Program - DSCR. Guideline: XXX% Actual: XXX% Rationale: Exception Granted to Proceed with XXX% DSCR. - Due Diligence Vendor-XX/XX/XXX			Compensating Factors: Reserves: Verified Reserves are XXX. xxx: XXX- Last XXX Months.	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes